Harbor Health Care ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Harbor Health Care ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	27.09%	0.54%	24.81%